Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Assets and liabilities are measured at fair value according to a three-tier fair value hierarchy which prioritizes the inputs used in measuring fair value as follows:
Level 1. Observable inputs, such as quoted prices in active markets;
Level 2. Inputs, other than the quoted price in active markets, that are observable either directly or indirectly; and
Level 3. Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
Our assets and liabilities measured at fair value on a recurring basis consist of short-term investments, which are classified in Level 1 and Level 2 of the fair value hierarchy, marketable securities discussed in Note 10, which are classified in Level 1, derivative contracts used to hedge currency and interest rate risk and derivative financial instruments entered into in connection with the Cash Convertible Notes discussed in Note 15, which are classified in Level 2 of the fair value hierarchy, and contingent consideration accruals which are classified in Level 3 of the fair value hierarchy, and are shown in the tables below.
In determining fair value for Level 2 instruments, we apply a market approach, using quoted active market prices relevant to the particular instrument under valuation, giving consideration to the credit risk of both the respective counterparty to the contract and the Company. To determine our credit risk, we estimated our credit rating by benchmarking the price of outstanding debt to publicly-available comparable data from rated companies. Using the estimated rating, our credit risk was quantified by reference to publicly-traded debt with a corresponding rating. The Level 2 derivative financial instruments include the Call Options asset and the embedded conversion option liability. See Note 15, "Lines of Credit and Debt", and Note 13, "Derivatives and Hedging", for further information. The derivatives are not actively traded and are valued based on an option pricing model that uses observable market data for inputs. Significant market data inputs used to determine fair values as of December 31, 2016 included our common stock price, the risk-free interest rate, and the implied volatility of our common stock. The Call Options asset and the embedded cash conversion option liability were designed with the intent that changes in their fair values would substantially offset, with limited net impact to our earnings. Therefore, the sensitivity of changes in the unobservable inputs to the option pricing model for such instruments is substantially mitigated.
Our Level 3 instruments include contingent consideration liabilities. We value contingent consideration liabilities using unobservable inputs, applying the income approach, such as the discounted cash flow technique, or the probability-weighted scenario method. Contingent consideration arrangements obligate us to pay the sellers of an acquired entity if specified future events occur or conditions are met such as the achievement of technological or revenue milestones. We use various key assumptions, such as the probability of achievement of the milestones (0% to 100%) and the discount rate (between 2.2% and 7.7%), to represent the non-performing risk factors and time value when applying the income approach. We regularly review the fair value of the contingent consideration, and reflect any change in the accrual in the consolidated statements of income in the line items commensurate with the underlying nature of milestone arrangements.
The following table presents our fair value hierarchy for our financial assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2016				As of December 31, 2015
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets:
Short-term investments	$3,699	$89,300	$—	$92,999	$3,674	$127,143	$—	$130,817
Marketable securities	4,064	—	—	4,064	3,485	—	—	3,485
Call option	—	185,750	—	185,750	—	169,037	—	169,037
Foreign exchange contracts	—	3,154	—	3,154	—	1,393	—	1,393
Interest rate contracts	—	6,655	—	6,655	—	12,687	—	12,687
	$7,763	$284,859	$—	$292,622	$7,159	$310,260	$—	$317,419
Liabilities:
Foreign exchange contracts	$—	$(6,089)	$—	$(6,089)	$—	$(525)	$—	$(525)
Cash conversion option	—	(187,546)	—	(187,546)	—	(170,951)	—	(170,951)
Contingent consideration	—	—	(8,754)	(8,754)	—	—	(17,678)	(17,678)
	$—	$(193,635)	$(8,754)	$(202,389)	$—	$(171,476)	$(17,678)	$(189,154)

For liabilities with Level 3 inputs, the following table summarizes the activity for the years ended December 31, 2016 and 2015:

(in thousands)	Contingent Consideration
BALANCE AT DECEMBER 31, 2014	$(17,477)
Additions from acquisitions	(5,476)
Gain included in earnings	5,225
Foreign currency translation adjustments	50
BALANCE AT DECEMBER 31, 2015	$(17,678)
Additions	(692)
Payments	3,120
Gain included in earnings	6,501
Foreign currency translation adjustments	(5)
BALANCE AT DECEMBER 31, 2016	$(8,754)

For the year ended December 31, 2016, of the total $8.8 million accrued for contingent consideration, $5.8 million is included in other long-term liabilities and $3.0 million is included in accrued and other current liabilities. During 2016, a $6.5 million gain for the reduction in the fair value of contingent consideration related to unmet milestones was recognized in general and administrative, integration and other in the accompanying consolidated statements of income. During 2015, gains for the reduction in the fair value of contingent consideration totaling $5.2 million were recognized in general and administrative, integration and other.
The carrying values of financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and other accrued liabilities, approximate their fair values due to their short-term maturities. The estimated fair value of long-term debt as disclosed in Note 15 was based on current interest rates for similar types of borrowings. The estimated fair values may not represent actual values of the financial instruments that could be realized as of the balance sheet date or that will be realized in the future. There were no fair value differences in the years ended December 31, 2016 and 2015 for nonfinancial assets or liabilities required to be measured at fair value on a nonrecurring basis other than the impairment of cost-method investments as discussed in Note 10.